Segment Reporting - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Segment Reporting Information [Line Items]
Number of segments (in segments) | segment	5
Revenues	$ 28,079	$ 29,706	$ 27,701
U.K
Segment Reporting Information [Line Items]
Revenues	888	1,006	864
Total long-lived assets	178	218
Total Revenues from external customers in the rest of world
Segment Reporting Information [Line Items]
Revenues	27,191	28,700	$ 26,837
Total long-lived assets	$ 10,292	$ 10,699